Revenue	12 Months Ended
Dec. 31, 2025
Revenue
Revenue

Note 3 — NET Revenue

The Company’s net revenue consisted of the following:

	For the Fiscal Years ended December 31,
	2023	2024	2025	2025
	JPY	JPY	JPY	US$
Sports school business – membership	5,221,977,950	5,841,228,798	6,225,335,854	39,702,397
Sports school business – event hosting	1,653,328,881	1,910,318,702	2,039,881,021	13,009,445
Sports school business – others	168,921,702	190,832,009	265,321,276	1,692,100
Social business	2,260,944,463	2,385,443,652	3,168,254,009	20,205,702
Subtotal	9,305,172,996	10,327,823,161	11,698,792,160	74,609,644
Add: reversal (provision) for sales refund*	(1,161,303)	1,834,972	29,609,954	188,839
Total	9,304,011,693	10,329,658,133	11,728,402,114	74,798,483

	For the Fiscal Years ended December 31,
Timing of revenue recognition	2023	2024	2025	2025
	JPY	JPY	JPY	US$
Transferred over time	7,481,771,882	8,225,952,686	9,248,035,666	58,979,819
Transferred at a point in time	1,822,239,811	2,103,705,447	2,480,366,448	15,818,664
Total	9,304,011,693	10,329,658,133	11,728,402,114	74,798,483

*	Provision and reversal for sales refund

The “provision of sales refund” represents the provision for refund for sports school business services. The refund liability is based on estimates made from past refund historical data. The Company will re-evaluate the provision for refund liability based on the estimates to match the actual claims and expects to make use of the refund liability over the next operating period.

The “reversal of sales refund” represents the release of refund obligations initially recorded under ASC 606-10-55-23 through 55-27 for estimated customer refunds. During the reporting period, certain customers did not exercise their refund rights, and the related refund liabilities were reversed. Such reversals are recognized as an increase to revenue in the period in which the change in estimate occurs, consistent with ASC 606-10-32-10. The amount represents the reversal of previously recognized refund liabilities as certain customer refunds were no longer expected to occur. Such reversals are recorded as an increase to revenue in the period of change in estimate.

Liabilities for refund are included in “Other current liabilities” and were JPY34,542,691 and JPY4,932,737 ($31,459) as of December 31, 2024, and 2025, respectively.